Commitments and Contingencies - Letters of Credit (Details) - Standby Letters of Credit - Line of Credit - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Line of Credit Facility [Line Items]
Commitment	$ 550.0	$ 550.0
In Use	317.0	338.6
Letters of credit outstanding, amount	$ 161.2	173.0
Minimum
Line of Credit Facility [Line Items]
Debt instrument, term	1 year
Maximum
Line of Credit Facility [Line Items]
Debt instrument, term	2 years
Lloyds Bank plc
Line of Credit Facility [Line Items]
Commitment	$ 200.0	200.0
In Use	131.9	133.8
Letters of credit outstanding, amount	44.3	44.2
Citibank N.A. London branch
Line of Credit Facility [Line Items]
Commitment	70.0	70.0
In Use	43.9	52.3
Letters of credit outstanding, amount	45.6	55.2
Barclays Bank plc
Line of Credit Facility [Line Items]
Commitment	140.0	140.0
In Use	82.3	84.3
Letters of credit outstanding, amount	41.1	37.7
Bank of Montreal
Line of Credit Facility [Line Items]
Commitment	140.0	140.0
In Use	58.9	68.2
Letters of credit outstanding, amount	30.2	35.9
Unsecured | Lloyds Bank plc
Line of Credit Facility [Line Items]
Commitment	25.0	25.0
In Use	19.8	20.6
Unsecured | Barclays Bank plc
Line of Credit Facility [Line Items]
Commitment	60.0	60.0
In Use	51.3	53.3
Unsecured | Bank of Montreal
Line of Credit Facility [Line Items]
Commitment	40.0	40.0
In Use	32.9	36.1
Secured | Lloyds Bank plc
Line of Credit Facility [Line Items]
Commitment	100.0	100.0
In Use	37.1	38.2
Secured | Citibank N.A. London branch
Line of Credit Facility [Line Items]
Commitment	70.0	70.0
In Use	43.9	52.3
Secured | Barclays Bank plc
Line of Credit Facility [Line Items]
Commitment	80.0	80.0
In Use	31.0	31.0
Secured | Bank of Montreal
Line of Credit Facility [Line Items]
Commitment	100.0	100.0
In Use	26.0	32.1
Ancillary own funds | Lloyds Bank plc
Line of Credit Facility [Line Items]
Commitment	75.0	75.0
In Use	75.0	$ 75.0
Ancillary own funds | Barclays Bank plc
Line of Credit Facility [Line Items]
Commitment	80.0
Ancillary own funds | Bank of Montreal
Line of Credit Facility [Line Items]
Commitment	60.0
Uncommitted Tranche | Lloyds Bank plc
Line of Credit Facility [Line Items]
Commitment	50.0
Uncommitted Tranche | Citibank N.A. London branch
Line of Credit Facility [Line Items]
Commitment	$ 200.0